Business Combinations	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Business Combinations
7.	Business Combinations

Accounting Policy:

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed to profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

When the cost of the acquisition exceeds the fair value attributable to the Company’s share of the identifiable net assets, the difference is recorded as goodwill. If the cost of the acquisition is less than the fair value attributable to the Company’s share of the identifiable net assets the difference is recognized in the consolidated statements of loss.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Non-controlling interests are measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquirers’ identifiable net assets at the date of acquisition. The choice of measurement is made on a transaction by transaction basis.

In a business combination achieved in stages, the Company remeasures any previously held equity interest at its acquisition date fair value and recognizes any gain or loss in the consolidated statements of loss.

a) Business Combinations Completed during the Year Ended December 31, 2019

(i)	Emerald Health Naturals

On January 10, 2019, the TSXV approved the Company’s agreement with Emerald Health Bioceuticals, Inc. (“EHB”), an entity with common directors, to form Naturals. Per the formation agreement with EHB, the Company will invest $5,000,000 for a 51% ownership of Naturals and EHB granted Naturals exclusive Canadian distribution right to EHB’s product line for 49% ownership (“Distribution Right”). The Company has invested $1,369,799 as of December 31, 2019. The Company concluded that the transaction with EHB was a common control transaction and as such the net assets transferred to EHN are transferred at their carrying value, with no gains or losses resulting from the transaction. Subsequent to the transaction being completed, the Company controls Naturals and it has been consolidated, with a non-controlling interest recognized for the EHB owned portion.

Naturals operates primarily in Canada and is focused on developing natural health products that may provide wellness and medical benefits by interacting with the human body’s endocannabinoid system. As a result of this being a common control transaction, the Distribution Right is recorded at its acquisition date carrying value of $nil.

Concurrent with this agreement, Naturals entered into an agreement to acquire assets from GAB Innovations, Inc. (“GAB”) for cash consideration of $340,000. The Company paid $200,000 on closing and the remaining amount is included in Due to Related Parties on the consolidated statements of financial position. On the date of acquisition, management concluded that the assets acquired did not include significant processes or outputs, and therefore did not meet the definition of a business under IFRS 3 Business Combinations. As a result, the transaction was accounted for as an asset acquisition.

The total purchase price and the fair value of the net assets of GAB acquired are disclosed below:

Net assets acquired	Asset fair value	Relative fair value
	$	$
3 Natural Product Numbers	90,000	89,259
Plant and Equipment	102,824	101,976
Health Canada NHP Site Licence	150,000	148,765
	342,824	340,000

As part of the asset acquisition, Naturals acquired a Health Canada Natural Health Product (“NHP”) Site Licence.An NHP Site Licence is required for any site that manufactures, processes, packages, labels, imports, and/or stores NHPs in Canada. The acquired NHP Site Licence allowed EHN to start importing and storing NHPs in Q2 2019. This intangible asset was recorded at its relative fair value at the date of purchase. This asset has a finite life and will be amortized on a straight-line basis in accordance with the Company’s policy.

The following table presents the summarized financial information for Naturals. This information represents amounts before intercompany eliminations.

December 31
2019
$
Current assets	260,899
Non-current assets	8,721,861
Current liabilities	(208,817)
Non-current liabilities	(534,464)
Revenues for the year ended December 31, 2019	212,798
Net loss for the year ended December 31, 2019	(1,562,521)

The net change in non-controlling interests is as follows:

Total
$
Balance, December 31, 2018	-
Share of loss for the year	(765,635)
Balance, December 31, 2019	(765,635)

b) Business Combinations Completed during the Year Ended December 31, 2018

(i)	Verdélite Sciences Inc.

On May 2, 2018, the Company acquired 100% of the issued and outstanding shares of Verdélite and the shareholder loans payable by Verdélite, for total consideration of $90.0 million, payable 50% in cash and 50% in Common Shares (the “Purchase Price”). The Company paid $22.5 million in cash upon closing and $45.0 million was satisfied by the issuance of 9,911,894 Common Shares, of which 4,955,947 Common Shares were held in escrow until May 1, 2019 (Note 13). The remaining $22.3 million was originally payable in cash to the vendors of Verdélite (the “Vendors”) on May 1, 2019.

On May 1, 2019, the Vendors elected to receive $7.5 million of the remaining $22.3 million, as shares of the Company, with the remaining $14.8 million of the Purchase Price to be paid on or before May 30, 2019. The Company treated this change to the terms of settlement for the purchase of Verdélite as an extinguishment of the original terms, and not a modification under IFRS 9, Financial Instruments. The shares issued to the Vendors were valued on the five-day volume-weighted average price of the Common Shares of the Company on the TSXV, discounted 10%, calculated as of April 30, 2019. This resulted in the issuance of 2,129,707 Common Shares to the Vendors, at a deemed share price of $3.52 per Common Share. Under IFRIC 19, Extinguishing Financial Liabilities with Equity Instruments, when equity instruments issued to a creditor to extinguish all or part of a financial liability are recognized initially, an entity shall measure them at the fair value of the equity instruments issued. The difference between the carrying amount of the financial liability extinguished and the consideration paid is recognized in profit or loss in the consolidated statements of loss and comprehensive loss. The fair value of the equity issued to the Vendors on May 1, 2019 was $3.85 per share, resulting in a loss of $864,228 being recognized by the Company in the consolidated statements of loss and comprehensive loss.

An additional loss was recognized on the renegotiation of terms of settlement, as the Company initially recorded the liability at $22.3 million, adjusted from the $22.5 million based on working capital adjustments. The difference of $164,857 has been recognized as a loss by the Company and is included in the loss on settlement of deferred payment of $864,228 in the consolidated statements of loss and comprehensive loss.

On May 30, 2019, the Company renegotiated the terms of the remaining $15.0 million payable to the Vendors. $5.0 million cash was paid in June 2019, with subsequent monthly payments of $1.0 million commencing mid July through to mid November 2019, with a final payment of $5.0 million plus accrued interest due on December 16, 2019. Interest on the full $15.0 million balance began accruing May 31, 2019 at a rate of 10% per annum and accrues until such time as the entire balance is repaid. The amount outstanding asat December 31, 2019 was $7,817,778. The Company is in negotiations to settle this amount.

The total purchase price of the acquisition and the fair value of the net assets acquired of Verdélite as recorded in the year ended December 31, 2018 is as follows:

$
Cash	22,500,000
Deferred payment, present value of final $22.5 million cash payable May 2019	22,009,404
Portion specified as purchase of shareholder loans	(3,933,591)
9,911,894 Common Shares	45,000,000
Transaction costs	153,967
Total purchase price	85,729,780

$
Cash	19,906
Amounts receivable	100,304
Prepaid expenses	-
Property and equipment	6,311,123
Intangible assets	86,103,549
Total assets	92,534,882

Accounts payable and accrued liabilities	(285,067)
Current portion of long-term debt	(2,586,444)
Shareholder loans	(3,933,591)
Total liabilities	(6,805,102)

Net assets acquired	85,729,780

No adjustments were made to the recording of the transaction during the year ended December 31, 2019.

(ii)	Avalite

The following investments made by the Company during the years ended December 31, 2018 and 2017 resulted in the Company’s 100% ownership of Avalite through step acquisition.

On August 14, 2018, the Company increased its ownership in Avalite to 100% by purchasing the remaining shares of Avalite held by Abattis Bioceuticals Corp (“Abattis”) for $2.0 million consideration and issuing 1,093,938 Common Shares valued at $4.0 million. Previously, the Company had increased its original 53% ownership of Avalite (acquired on November 17, 2017) to 65% by way of additional shares purchased from treasury on May 15, 2018 for $2,750,000 cash.

The increase in the Company’s ownership interest was accounted for as an equity transaction.

Upon the initial acquisition of 53% ownership, the non-controlling interest was measured by proportionate share in the recognized amounts of the identifiable net assets. The change in non-controlling interest at the time of the May 15, 2018 transaction and the acquisition of the non-controlling interest at the time of the August 14, 2018 transaction were also measured by the proportionate share of net identifiable assets method.

If the Company had increased its interest at the beginning of the year ended December 31, 2018 there would have been no change to revenue or net loss as Avalite is a consolidated subsidiary. The net loss attributable to the Company would have increased by $406,515 and the net loss attributable to the non-controlling interest would have decreased by $406,515.

If Avalite’s sales exceed $10.0 million within thirty-six months ended August 9, 2021, from the sale of products or services introduced to Avalite by Abattis, the Company will issue additional Common Shares with a deemed value of $4.0 million.